Cover	Jun. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	001-41271
Entity Registrant Name	Evergreen Corporation
Entity Central Index Key	0001900402
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 1.02, Level 1
Entity Address, Address Line Two	Glo Damansara, 699,
Entity Address, Address Line Three	Jalan Damansara, Taman Tun Dr Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	60000
City Area Code	+1
Local Phone Number	786 406 6082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EGUVF
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	EGSVF
Units
Title of 12(b) Security	Units
Trading Symbol	EGRVF